Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss from operations	$ (3,074)	$ (4,578)	$ (3,722)	$ (4,492)	$ (4,833)	$ (3,587)	$ (3,738)	$ (3,318)	$ (15,866)	$ (15,476)	$ (7,080)
Net loss	(3,073)	(4,670)	(3,685)	(4,594)	(4,829)	(3,551)	(3,686)	(3,299)	(16,022)	(15,365)	(7,022)
Net loss attributable to Ordinary shareholders	$ (3,073)	$ (4,670)	$ (3,685)	$ (4,594)	$ (4,829)	$ (3,551)	$ (3,686)	$ (3,299)	$ (16,022)	$ (15,365)	$ (7,022)
Net loss per share attributable to Ordinary shareholders - basic and diluted	$ (0.19)	$ (0.28)	$ (0.22)	$ (0.32)	$ (0.34)	$ (0.25)	$ (0.26)	$ (0.23)	$ (1.01)	$ (1.08)	$ (0.57)